Shareholder Report, Line Graph (Details) 192869_AAM SLC Low Duration Income ETF_TF_TSR SemiAnnual {TF} - USD ($)			6 Months Ended
	Oct. 31, 2025	Dec. 03, 2024	Apr. 30, 2026
AAM SLC Low Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			AAM SLC Low Duration Income ETF NAV
Accumulated Value	$ 10,543	$ 10,000	$ 10,787
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,520	10,000	$ 10,577
Bloomberg 1-3 Year US Government/Credit [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit
Accumulated Value	$ 10,470	$ 10,000	$ 10,610